Promissory notes (Tables)	12 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of unobservable inputs used in fair value measurements
As of June 30, 2023
Inputs
Risk-free interest rate	3.63%
Volatility	22.13%
Discount	27.58%
Expected life (years)	0.5 years to 0.56 years

Schedule of promissory notes included in balance sheet

The following table summarizes the movement of Promissory Notes included as of June 30, 2024 and 2025:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Balance, beginning of the year	2,034,778	-	-
Cash proceeds from issuance of Promissory Notes	190,748	-	-
Loss from change in fair value of Promissory Notes	371,876	-	-
In exchange for the preferred shares issued	(2,597,402)	-	-
Balance, end of the year	-	-	-